SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2022
Schedule of anti-dilutive effect on loss per share

	As of March 31,
	2022	2021	2020
Stock options	1,151,400	868,000	2,980
Restricted stock units	378,740	243,000	–
Warrants	33,888	49,701	–